Consumer Loans, Credit Quality Information And Allowances And Liabilities For Estimated Losses On Consumer Loans (Schedule Of Consumer Loan Fee Revenue) (Details) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consumer Loans, Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Consumer loan revenue	$ 227,563	$ 205,094	$ 640,199	$ 558,656	$ 781,520		$ 598,646		$ 490,952
Short Term Loans [Member]
Consumer Loans, Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Consumer loan revenue	118,775	145,857	385,548	420,439	569,765		510,881		445,220
Installment Loans [Member]
Consumer Loans, Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Consumer loan revenue	58,284	39,160	152,630	92,219	138,183		57,175		12,077
L O C [Member]
Consumer Loans, Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Consumer loan revenue	$ 50,504	$ 20,077	$ 102,021	$ 45,998	$ 73,572	[1]	$ 30,590	[1]	$ 33,655	[1]

[1]	Includes MLOC receivables, which are participation interests in receivables acquired from a third-party lender in connection with the MLOC services the Company offered. The Company stopped providing MLOC services on behalf of a third-party lender in October 2010 when the lender discontinued offering MLOC advances.